Contingent Liabilities and Financial Commitments - General Litigation Overview - Additional Information (Details) - Group Companies Litigation $ in Billions	12 Months Ended
Dec. 31, 2017 USD ($) Case
Disclosure Of Commitments And Contingencies [Line Items]
Provisions Under State Settlement Agreements | $	$ 5.2
Initial number of cases	4,000
Number of cases after reduction	400